Schedule of operating and finance lease expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of leased asset	$ 2,055	$ 2,026	$ 7,948	$ 8,153
Total lease expenses			236,669	216,191
General and Administrative Expense [Member]
Lease expenses			114,390	62,810
Lease expenses - short-term			113,055	143,589
Amortization of leased asset			7,948	8,153
Interest Expense [Member]
Interest on lease liabilities			$ 1,276	$ 1,639